New Standards Adopted as at April 1, 2018 (Details Narrative) - IFRS 15 - Revenue for Contracts with Customers $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Statement Line Items [Line Items]
Revenue included in contract liability	$ 9,747
License fees	14,723
Performace obligations	$ 10,347
Rate of recognized revenue on performance obligations	80.00%
Collection period	2-3 years